Property and Equipment, Net (Details Textual) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Property Plant And Equipment Net (Textual)
Total Accumulated Cost Of Constructing	$ 1,089,000
Fair market value							760,000
Impairment Charges		329,000
Amortization of Leased Asset			$ 5,000	$ 0	$ 10,000	$ 0	$ 1,000